Property and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2019	2018
Equipment	$590,771	$523,553
Office Furniture	126,279	106,576
Automobiles	80,486	83,502
Leasehold improvements	416,724	77,678
Total	1,214,260	791,309
Less: accumulated depreciation and amortization	(647,669)	(457,412)
Property and equipment, net	$566,591	$333,897

Depreciation expense was $239,349, $152,342 and $109,356 for the years ended June 30, 2019, 2018 and 2017, respectively. No impairment loss was recognized for the years ended June 30, 2019, 2018 and 2017.